Income taxes - Income Tax Reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income taxes
Loss before income taxes	$ (204,390)	$ (190,754)
Income tax provision calculated using the Canadian federal and provincial statutory income tax rate	(54,163)	(50,550)
Non-deductible expenses, net	1,563	(291)
Non-taxable (non-deductible) portion of capital losses, net	(1,120)	(8,202)
Share of equity associate loss	81	78
Change in unrecognized deferred tax assets	26,844	63,051
Differences in foreign statutory tax rates	2,164	(3,970)
Deferred premium on flow-through shares		810
Effect of flow-through shares renunciation		(1,052)
Other	2,114	1,832
Income tax (expense) recovery	$ (22,517)	$ 1,706
Tax rate	26.50%	26.50%